Annual Total Returns[BarChart] - NVIT Blueprint Capital Appreciation Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.45%)	13.64%	21.25%	4.70%	(1.33%)	7.32%	15.80%	(8.16%)	20.24%	11.47%